UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21186

Williams Capital Management Trust

(Exact name of registrant as specified in charter)

650 Fifth Avenue, 11th Floor

New York, New York 10019

(Address of principal executive offices) (Zip code)

Christopher J. Williams

Williams Capital Management, LLC

650 Fifth Avenue, 11th Floor

New York, New York 10019

Registrant's telephone number, including area code: (212) 461-6500

Date of fiscal year end: 10/31

Date of reporting period: 07/01/13 - 06/30/14

Item 1. Proxy Voting Record.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the one-year period ended June 30, 2014 with respect to which Williams Capital Management Trust was entitled to vote. Accordingly, there are no proxy votes to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Williams Capital Management Trust

By:	/s/ Christopher J. Williams
Christopher J. Williams
(Principal Executive Officer)

Date: August 28, 2014